                     TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated January 1, 2002
                                     To The
                          Prospectus Dated May 1, 2001

Family Income Protector

Transamerica Life Insurance Company ("Transamerica") has developed a new version of the Family Income Protector known as the Managed Annuity Program, which is described below. As we phase out the Family Income Protector, we will phase in the Managed Annuity Program. Therefore, if you upgrade the Family Income Protector you will receive the Managed Annuity Program (where available).

Managed Annuity Program

An optional "managed annuity program" rider has been added to the policy for the Transamerica Landmark Variable Annuity. The rights and benefits under the managed annuity program rider are summarized below; a copy of the rider is available upon request from Transamerica.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

Please note that once the managed annuity program rider is available in your state, you may no longer purchase the family income protector rider that is described in the prospectus.

--------------------------------------------------------------------------------

The following information hereby supplements the Annuity Policy Fee Table-- Policy Owner Transaction Expenses contained in the prospectus.

                            ANNUITY POLICY FEE TABLE

-------------------------------------------------
        Policy Owner Transaction Expenses
-------------------------------------------------
  Managed Annuity Program Rider Fee*    0.35%

* For the managed annuity program, the annual rider fee is 0.35% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See Guaranteed Payment Fee below.

The following information hereby supplements the Fee Table Examples contained in the prospectus.

EXAMPLES--TABLE C

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the managed annuity program and the additional death distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.10%)
B = Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly
   Step-Up through age 80 Death Benefit (1.35%)

                 This Prospectus Supplement must be accompanied
                           by the Prospectus for the
            Transamerica Landmark Variable Annuity dated May 1, 2001

                                                            If the Policy is
                                                         annuitized at the end
                                     If the Policy is    of the applicable time
                                       surrendered          period or if the
                                    at the end of the    Policy is simply kept
                                        applicable        in the accumulation
                                       time period.              phase.
                               ------------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Alger Aggressive Growth       A $108 $154  $197  $316  $28  $ 86  $147  $316
                            ---------------------------------------------------
                                B $110 $161  $210  $340  $30  $ 93  $160  $340
-------------------------------------------------------------------------------
  American Century Income &
   Growth                       A $113 $169  $223  $367  $33  $102  $174  $367
                            ---------------------------------------------------
                                B $116 $175  $234  $390  $36  $109  $186  $390
-------------------------------------------------------------------------------
  American Century
   International                A $114 $171  $228  $376  $34  $105  $179  $376
                            ---------------------------------------------------
                                B $117 $178  $239  $399  $37  $112  $190  $399
-------------------------------------------------------------------------------
  Gabelli Global Growth         A $111 $163  $214  $349  $31  $ 96  $164  $349
                            ---------------------------------------------------
                                B $114 $170  $225  $372  $34  $103  $176  $372
-------------------------------------------------------------------------------
  Goldman Sachs Growth          A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  Great Companies--
   America SM                   A $108 $155  $200  $321  $28  $ 87  $150  $321
                            ---------------------------------------------------
                                B $111 $162  $212  $345  $31  $ 95  $162  $345
-------------------------------------------------------------------------------
  Great Companies--Global/2/    A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  Great Companies--
   Technology SM                A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  Janus Global (A/T)            A $108 $155  $199  $319  $28  $ 87  $149  $319
                            ---------------------------------------------------
                                B $111 $161  $211  $343  $31  $ 94  $161  $343
-------------------------------------------------------------------------------
  NWQ Value Equity              A $108 $154  $198  $318  $28  $ 87  $148  $318
                            ---------------------------------------------------
                                B $111 $161  $211  $342  $31  $ 94  $161  $342
-------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap
   Growth                       A $108 $155  $200  $322  $28  $ 88  $150  $322
                            ---------------------------------------------------
                                B $111 $162  $212  $346  $31  $ 95  $163  $346
-------------------------------------------------------------------------------
  Salomon All Cap               A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  T. Rowe Price Dividend
   Growth                       A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  T. Rowe Price Small Cap       A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  Van Kampen Emerging Growth    A $108 $153  $197  $315  $28  $ 86  $147  $315
                            ---------------------------------------------------
                                B $110 $160  $209  $339  $30  $ 93  $159  $339
-------------------------------------------------------------------------------
  Alliance Growth & Income--
   Class B                      A $109 $156  $202  $325  $29  $ 89  $152  $325
                            ---------------------------------------------------
                                B $111 $163  $214  $349  $31  $ 96  $164  $349
-------------------------------------------------------------------------------
  Alliance Premier Growth--
   Class B                      A $112 $166  $218  $358  $32  $ 99  $169  $358
                            ---------------------------------------------------
                                B $115 $173  $230  $381  $35  $106  $181  $381
-------------------------------------------------------------------------------
  Capital Guardian Global       A $112 $166  $218  $358  $32  $ 99  $169  $358
                            ---------------------------------------------------
                                B $115 $173  $230  $381  $35  $106  $181  $381
-------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                       A $111 $161  $211  $342  $31  $ 94  $161  $342
                            ---------------------------------------------------
                                B $113 $168  $222  $365  $33  $101  $173  $365
-------------------------------------------------------------------------------
  Capital Guardian Value        A $109 $156  $201  $323  $29  $ 88  $151  $323
                            ---------------------------------------------------
                                B $111 $163  $213  $347  $31  $ 95  $163  $347
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value       A $112 $165  $217  $354  $32  $ 98  $167  $354
                            ---------------------------------------------------
                                B $114 $172  $228  $377  $34  $105  $179  $377

EXAMPLES--TABLE C--continued . . . . .

                                                            If the Policy is
                                                         annuitized at the end
                                     If the Policy is    of the applicable time
                                       surrendered          period or if the
                                    at the end of the    Policy is simply kept
                                        applicable        in the accumulation
                                       time period.              phase.
                               ------------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities                   A $107 $151  $192  $306  $27  $ 83  $142  $306
                            ---------------------------------------------------
                                B $109 $158  $205  $330  $29  $ 90  $155  $330
-------------------------------------------------------------------------------
  Endeavor Asset Allocation     A $108 $154  $198  $317  $28  $ 86  $148  $317
                            ---------------------------------------------------
                                B $110 $161  $210  $341  $30  $ 94  $160  $341
-------------------------------------------------------------------------------
  Endeavor Money Market         A $105 $146  $184  $290  $25  $ 78  $134  $290
                            ---------------------------------------------------
                                B $108 $153  $197  $315  $28  $ 86  $147  $315
-------------------------------------------------------------------------------
  Endeavor Enhanced Index       A $108 $154  $198  $317  $28  $ 86  $148  $317
                            ---------------------------------------------------
                                B $110 $161  $210  $341  $30  $ 94  $160  $341
-------------------------------------------------------------------------------
  Endeavor High Yield           A $111 $161  $211  $343  $31  $ 94  $161  $343
                            ---------------------------------------------------
                                B $113 $168  $223  $366  $33  $102  $173  $366
-------------------------------------------------------------------------------
  Endeavor Janus Growth         A $108 $153  $197  $315  $28  $ 86  $147  $315
                            ---------------------------------------------------
                                B $110 $160  $209  $339  $30  $ 93  $159  $339
-------------------------------------------------------------------------------
  Jennison Growth               A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                       A $108 $155  $199  $320  $28  $ 87  $149  $320
                            ---------------------------------------------------
                                B $111 $162  $212  $344  $31  $ 95  $162  $344
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock    A $108 $155  $200  $321  $28  $ 87  $150  $321
                            ---------------------------------------------------
                                B $111 $162  $212  $345  $31  $ 95  $162  $345
-------------------------------------------------------------------------------
  T. Rowe Price
   International Stock          A $110 $160  $208  $336  $30  $ 92  $158  $336
                            ---------------------------------------------------
                                B $112 $166  $219  $360  $32  $100  $170  $360
-------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth--                     A $108 $155  $200  $322  $28  $ 88  $150  $322
                            ---------------------------------------------------
   Service Shares               B $111 $162  $212  $346  $31  $ 95  $163  $346
-------------------------------------------------------------------------------
  Janus Aspen--Strategic
   Value--                      A $114 $171  $228  $376  $34  $105  $179  $376
                            ---------------------------------------------------
   Service Shares               B $117 $178  $239  $399  $37  $112  $190  $399
-------------------------------------------------------------------------------
  Janus Aspen--Worldwide
   Growth--                     A $109 $156  $202  $325  $29  $ 89  $152  $325
                            ---------------------------------------------------
   Service Shares               B $111 $163  $214  $349  $31  $ 96  $164  $349
-------------------------------------------------------------------------------
  Transamerica VIF Growth       A $108 $153  $197  $315  $28  $ 86  $147  $315
                            ---------------------------------------------------
                                B $110 $160  $209  $339  $30  $ 93  $159  $339
-------------------------------------------------------------------------------
  Transamerica VIF Small
   Company                      A $111 $163  $214  $349  $31  $ 96  $164  $349
                            ---------------------------------------------------
                                B $114 $170  $225  $372  $34  $103  $176  $372
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                       A $108 $153  $196  $313  $28  $ 85  $146  $313
                            ---------------------------------------------------
   Service Class 2              B $110 $160  $208  $337  $30  $ 93  $158  $337
-------------------------------------------------------------------------------
  Fidelity--VIP Growth          A $108 $155  $200  $321  $28  $ 87  $150  $321
                            ---------------------------------------------------
   Service Class 2              B $111 $162  $212  $345  $31  $ 95  $162  $345
-------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)                A $108 $155  $200  $322  $28  $ 88  $150  $322
                            ---------------------------------------------------
   Service Class 2              B $111 $162  $212  $346  $31  $ 95  $163  $346
-------------------------------------------------------------------------------
  Fidelity--VIP III Growth      A $109 $156  $202  $325  $29  $ 89  $152  $325
                            ---------------------------------------------------
   Opportunities--Service
    Class 2                     B $111 $163  $214  $349  $31  $ 96  $164  $349
-------------------------------------------------------------------------------
  Fidelity--VIP III Mid Cap     A $109 $157  $204  $329  $29  $ 90  $154  $329
                            ---------------------------------------------------
   Service Class 2              B $112 $164  $216  $352  $32  $ 97  $166  $352

The following information hereby supplements "Section 10. ADDITIONAL FEATURES" contained in the prospectus.

Managed Annuity Program

The optional "managed annuity program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a managed annuity program payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The managed annuity program rider will not be issued if you are 91 years old or older (earlier, if required by state law).

You can annuitize under the managed annuity program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:
 .  the minimum income base on the rider date; plus
 .  any subsequent premium payments; minus
 .  any subsequent surrenders;
 .  each of which is accumulated at the annual growth rate from the date of each transaction; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the managed annuity program payment options and may not be used with any other annuity payment options. The managed annuity program payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
 .  The annuitant dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 . We will make only one (two, three, etc.) annuity payments.

IF:
 .  You annuitize using the managed annuity program before the 10th rider anniversary;
THEN:
 .  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the managed annuity program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 (earlier if required by state law) when you elect the rider or upgrade your minimum income base, you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

              Number
                of
              Years
              Since
               the         Age Adjustment:
              Rider        Number of Years
               Date    Subtracted from Your Age
                     --------------------------
               0-1                10
                     --------------------------
               1-2                 9
                     --------------------------
               2-3                 8
                     --------------------------
               3-4                 7
                     --------------------------
               4-5                 6
                     --------------------------
               5-6                 5
                     --------------------------
               6-7                 4
                     --------------------------
               7-8                 3
                     --------------------------
               8-9                 2
                     --------------------------
               9-10                1
                     --------------------------
               >10                 0

The minimum income base is used solely to calculate the managed annuity program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the managed annuity program should be regarded as a safety net. The costs of annuitizing under the managed annuity program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the initial payment guarantee option (see prospectus for details) also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0 % AIR) that provide for higher payment levels for a given policy value than the managed annuity program. You should carefully consider these factors, since electing annuity payments under the managed annuity program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .  the new fees, thresholds and factors may be higher (or lower) than before;
   and
 .  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base on the applicable policy anniversary.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize using the managed annuity program within the 30 days after a policy anniversary after the managed annuity program is elected. You cannot, however, annuitize using the managed annuity program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the managed annuity program on page one of the rider.

NOTE CAREFULLY:
 .  If you annuitize at any time other than indicated above, you cannot use the managed annuity program.
 . If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the managed annuity program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the managed annuity program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Rider Fee. A rider fee, currently 0.35% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the managed annuity program rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The managed annuity program will terminate upon the earliest of the following:
 . the date we receive written notice from you requesting termination of the managed annuity program (you may not terminate the rider before the first rider anniversary);
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the managed annuity program);
 .  upgrade of the minimum income base (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The managed annuity program may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the managed annuity program differ from the above description. New Jersey residents should see the separate supplement describing the managed annuity program for New Jersey.

                     TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated January 1, 2002
                                     To The
             Statement of Additional Information Dated May 1, 2001

An optional managed annuity program rider has been added to the policy for the Transamerica Landmark Variable Annuity. Additional rights and benefits under the managed annuity program rider are summarized below; however, the description of the managed annuity program contained in this statement of additional information supplement is qualified in its entirety by reference to the policy rider for the managed annuity program, a copy of which is available upon request from Transamerica Life Insurance Company ("Transamerica").

All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

--------------------------------------------------------------------------------

                MANAGED ANNUITY PROGRAM--ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "managed annuity program" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:
 .  there were no subsequent premium payments or withdrawals;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the managed annuity program;
 . the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 . the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the managed annuity program rider); and
 .  there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

    This Statement of Additional Information Supplement must be accompanied by the Statement of Additional Information for the
            Transamerica Landmark Variable Annuity dated May 1, 2001

Life Only = Life Annuity with No Period Certain
                                    Life 10 = Life Annuity with 10 Years Certain

   Rider
   Anniversary
   at
    Exercise
   Date                Male             Female       Joint & Survivor
----------------------------------------------------------------------
                 Life Only Life 10 Life Only Life 10 Life Only Life 10
----------------------------------------------------------------------
   10 (age 70)    $1,112   $1,049   $1,035   $  999   $  876   $  872
----------------------------------------------------------------------
       15         $1,788   $1,606   $1,663   $1,546   $1,366   $1,349
----------------------------------------------------------------------
   20 (age 80)    $2,960   $2,441   $2,777   $2,393   $2,200   $2,117

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum income base as follows: Each policy year, withdrawals up to the limit of a maximum annual amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Withdrawals over this amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The maximum annual amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of withdrawals on the minimum income base are as follows:

                                   EXAMPLE 1
--------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------

  . minimum income base on last policy anniversary:     $10,000
------------------------------------------------------------------------------
  . minimum income base at time of withdrawal:          $10,500
------------------------------------------------------------------------------
  . policy value at time of withdrawal:                 $15,000
------------------------------------------------------------------------------
  . gross withdrawal amount:                            $500
------------------------------------------------------------------------------
  . prior withdrawal in current policy year:            None
------------------------------------------------------------------------------
                                  Calculations
------------------------------------------------------------------------------
  . maximum annual amount:                              $10,000 x 6% = $600
------------------------------------------------------------------------------
  . policy value after withdrawal:                      $15,000-$500 = $14,500
------------------------------------------------------------------------------
  . minimum income base after withdrawal:               $10,500-$500 = $10,000

                                   EXAMPLE 2
--------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------

  . minimum income base on last policy anniversary:     $10,000
---------------------------------------------------------------------------
  . minimum income base at time of withdrawal:          $10,500
---------------------------------------------------------------------------
  . policy value at time of withdrawal:                 $15,000
---------------------------------------------------------------------------
  . gross withdrawal amount:                            $1,500
---------------------------------------------------------------------------
  . prior withdrawal in current policy year:            $1,000
---------------------------------------------------------------------------
                                Calculations
---------------------------------------------------------------------------
  . maximum annual remaining amount:                    $0.0
---------------------------------------------------------------------------
     (since prior withdrawals have exceeded the current year free amount of
      $600 [$10,000 x 6% = $600])
---------------------------------------------------------------------------
                                                        $15,000 - $1,500 =
  . policy value after withdrawal:                      $13,500
---------------------------------------------------------------------------
     (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
---------------------------------------------------------------------------
                                                        $10,500 - (10% x
  . minimum income base after withdrawal:               $10,500) = $9,450

                                   EXAMPLE 3
--------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------

  .minimum income base on last policy anniversary:      $10,000
--------------------------------------------------------------------------------
  .minimum income base at time of withdrawal:           $10,500
--------------------------------------------------------------------------------
  .policy value at time of withdrawal:                  $7,500
--------------------------------------------------------------------------------
  .gross withdrawal amount:                             $1,500
--------------------------------------------------------------------------------
  .prior withdrawal in current policy year:             $1,000
--------------------------------------------------------------------------------
                                   Calculations
--------------------------------------------------------------------------------
  .maximum annual amount:                               $0.0
--------------------------------------------------------------------------------
     (prior withdrawals have exceeded the current year free amount of $600
      [$10,000 x 6% = $600])
--------------------------------------------------------------------------------
  .policy value after withdrawal:                       $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------
     (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
--------------------------------------------------------------------------------
                                                        $10,500 - (20% x
  .minimum income base after withdrawal:                $10,500) = $8,400

The amount of the first payment provided by the managed annuity program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the managed annuity program rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, number of years since the rider date, and the managed annuity program payment option selected and is based on a assumed investment return of 3% and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the managed annuity program rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the managed annuity program will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

                   TRANSAMERICA LANDMARK ML VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated January 1, 2002
                                     to the
                          Prospectus Dated May 1, 2001

Family Income Protector

Transamerica Life Insurance Company ("Transamerica") has developed a new version of the Family Income Protector known as the Managed Annuity Program, which is described below. As we phase out the Family Income Protector, we will phase in the Managed Annuity Program. Therefore, if you upgrade the Family Income Protector you will receive the Managed Annuity Program (where available).

Managed Annuity Program

An optional "managed annuity program" rider has been added to the policy for the Transamerica Landmark ML Variable Annuity. The rights and benefits under the managed annuity program rider are summarized below; a copy of the rider is available upon request from Transamerica.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

Please note that once the managed annuity program rider is available in your state, you may no longer purchase the family income protector rider that is described in the prospectus.

--------------------------------------------------------------------------------

The following information hereby supplements the Annuity Policy Fee Table-- Policy Owner Transaction Expenses contained in the prospectus.

                            ANNUITY POLICY FEE TABLE

-------------------------------------------------
        Policy Owner Transaction Expenses
-------------------------------------------------
  Managed Annuity Program Rider Fee*    0.35%

* For the managed annuity program, the annual rider fee is 0.35% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See Guaranteed Payment Fee below.

--------------------------------------------------------------------------------

The following information hereby supplements the Fee Table Examples contained in the prospectus.

EXAMPLES--TABLE C

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the managed annuity program and the additional death distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.10%)
B = Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly
   Step-Up through age 80 Death Benefit (1.35%)

                 This Prospectus Supplement must be accompanied
                           by the Prospectus for the
          Transamerica Landmark ML Variable Annuity dated May 1, 2001

                                                            If the Policy is
                                                         annuitized at the end
                                     If the Policy is    of the applicable time
                                       surrendered          period or if the
                                    at the end of the    Policy is simply kept
                                        applicable        in the accumulation
                                       time period.              phase.
                               ------------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   Focus Fund                   A $106 $148  $187  $295  $26  $ 80  $137  $295
                            ---------------------------------------------------
                                B $108 $155  $199  $320  $28  $ 87  $149  $320
-------------------------------------------------------------------------------
  Merrill Lynch High Current    A $105 $145  $181  $284  $25  $ 76  $131  $284
                            ---------------------------------------------------
   Income Fund                  B $107 $152  $194  $309  $27  $ 84  $144  $309
-------------------------------------------------------------------------------
  Merrill Lynch Developing
   Capital                      A $111 $164  $215  $350  $31  $ 97  $165  $350
                            ---------------------------------------------------
   Markets Focus Fund           B $114 $170  $226  $374  $34  $104  $177  $374
-------------------------------------------------------------------------------
  Alger Aggressive Growth       A $108 $154  $197  $316  $28  $ 86  $147  $316
                            ---------------------------------------------------
                                B $110 $161  $210  $340  $30  $ 93  $160  $340
-------------------------------------------------------------------------------
  American Century Income &
   Growth                       A $113 $169  $223  $367  $33  $102  $174  $367
                            ---------------------------------------------------
                                B $116 $175  $234  $390  $36  $109  $186  $390
-------------------------------------------------------------------------------
  American Century
   International                A $114 $171  $228  $376  $34  $105  $179  $376
                            ---------------------------------------------------
                                B $117 $178  $239  $399  $37  $112  $190  $399
-------------------------------------------------------------------------------
  Gabelli Global Growth         A $111 $163  $214  $349  $31  $ 96  $164  $349
                            ---------------------------------------------------
                                B $114 $170  $225  $372  $34  $103  $176  $372
-------------------------------------------------------------------------------
  Goldman Sachs Growth          A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  Great Companies--
   America SM                   A $108 $155  $200  $321  $28  $ 87  $150  $321
                            ---------------------------------------------------
                                B $111 $162  $212  $345  $31  $ 95  $162  $345
-------------------------------------------------------------------------------
  Great Companies--Global/2/    A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  Great Companies--
   Technology SM                A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  Janus Global (A/T)            A $108 $155  $199  $319  $28  $ 87  $149  $319
                            ---------------------------------------------------
                                B $111 $161  $211  $343  $31  $ 94  $161  $343
-------------------------------------------------------------------------------
  NWQ Value Equity              A $108 $154  $198  $318  $28  $ 87  $148  $318
                            ---------------------------------------------------
                                B $111 $161  $211  $342  $31  $ 94  $161  $342
-------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap
   Growth                       A $108 $155  $200  $322  $28  $ 88  $150  $322
                            ---------------------------------------------------
                                B $111 $162  $212  $346  $31  $ 95  $163  $346
-------------------------------------------------------------------------------
  Salomon All Cap               A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  T. Rowe Price Dividend
   Growth                       A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  T. Rowe Price Small Cap       A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  Van Kampen Emerging Growth    A $108 $153  $197  $315  $28  $ 86  $147  $315
                            ---------------------------------------------------
                                B $110 $160  $209  $339  $30  $ 93  $159  $339
-------------------------------------------------------------------------------
  Alliance Growth & Income--
   Class B                      A $109 $156  $202  $325  $29  $ 89  $152  $352
                            ---------------------------------------------------
                                B $111 $163  $214  $349  $31  $ 96  $164  $349
-------------------------------------------------------------------------------
  Alliance Premier Growth--
   Class B                      A $112 $166  $218  $358  $32  $ 99  $169  $358
                            ---------------------------------------------------
                                B $115 $173  $230  $381  $35  $106  $181  $381
-------------------------------------------------------------------------------
  Capital Guardian Global       A $112 $166  $218  $358  $32  $ 99  $169  $358
                            ---------------------------------------------------
                                B $115 $173  $230  $381  $35  $106  $181  $381
-------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                       A $111 $161  $211  $342  $31  $ 94  $161  $342
                            ---------------------------------------------------
                                B $113 $168  $222  $365  $33  $101  $173  $365
-------------------------------------------------------------------------------
  Capital Guardian Value        A $109 $156  $201  $323  $29  $ 88  $151  $323
                            ---------------------------------------------------
                                B $111 $163  $213  $347  $31  $ 95  $163  $347

EXAMPLES--TABLE C--continued . . . . .

                                                            If the Policy is
                                                         annuitized at the end
                                     If the Policy is    of the applicable time
                                       surrendered          period or if the
                                    at the end of the    Policy is simply kept
                                        applicable        in the accumulation
                                       time period.              phase.
                               ------------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value       A $112 $165  $217  $354  $32  $ 98  $167  $354
                            ---------------------------------------------------
                                B $114 $172  $228  $377  $34  $105  $179  $377
-------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities                   A $107 $151  $192  $306  $27  $ 83  $142  $306
                            ---------------------------------------------------
                                B $109 $158  $205  $330  $29  $ 90  $155  $330
-------------------------------------------------------------------------------
  Endeavor Asset Allocation     A $108 $154  $198  $317  $28  $ 86  $148  $317
                            ---------------------------------------------------
                                B $110 $161  $210  $341  $30  $ 94  $160  $341
-------------------------------------------------------------------------------
  Endeavor Money Market         A $105 $146  $184  $290  $25  $ 78  $134  $290
                            ---------------------------------------------------
                                B $108 $153  $197  $315  $28  $ 86  $147  $315
-------------------------------------------------------------------------------
  Endeavor Enhanced Index       A $108 $154  $198  $317  $28  $ 86  $148  $317
                            ---------------------------------------------------
                                B $110 $161  $210  $341  $30  $ 94  $160  $341
-------------------------------------------------------------------------------
  Endeavor High Yield           A $111 $161  $211  $343  $31  $ 94  $161  $343
                            ---------------------------------------------------
                                B $113 $168  $223  $366  $33  $102  $173  $366
-------------------------------------------------------------------------------
  Endeavor Janus Growth         A $108 $153  $197  $315  $28  $ 86  $147  $315
                            ---------------------------------------------------
                                B $110 $160  $209  $339  $30  $ 93  $159  $339
-------------------------------------------------------------------------------
  Jennison Growth               A $109 $158  $204  $330  $29  $ 90  $154  $330
                            ---------------------------------------------------
                                B $112 $164  $216  $353  $32  $ 98  $166  $353
-------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                       A $108 $155  $199  $320  $28  $ 87  $149  $320
                            ---------------------------------------------------
                                B $111 $162  $212  $344  $31  $ 95  $162  $344
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock    A $108 $155  $200  $321  $28  $ 87  $150  $321
                            ---------------------------------------------------
                                B $111 $162  $212  $345  $31  $ 95  $162  $345
-------------------------------------------------------------------------------
  T. Rowe Price
   International Stock          A $110 $160  $208  $336  $30  $ 92  $158  $336
                            ---------------------------------------------------
                                B $112 $166  $219  $360  $32  $100  $170  $360
-------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth--                     A $108 $155  $200  $322  $28  $ 88  $150  $322
                            ---------------------------------------------------
   Service Shares               B $111 $162  $212  $346  $31  $ 95  $163  $346
-------------------------------------------------------------------------------
  Janus Aspen--Strategic
   Value--                      A $114 $171  $228  $376  $34  $105  $179  $376
                            ---------------------------------------------------
   Service Shares               B $117 $178  $239  $399  $37  $112  $190  $399
-------------------------------------------------------------------------------
  Janus Aspen--Worldwide
   Growth--                     A $109 $156  $202  $325  $29  $ 89  $152  $325
                            ---------------------------------------------------
   Service Shares               B $111 $163  $214  $349  $31  $ 96  $164  $349
-------------------------------------------------------------------------------
  Transamerica VIF Growth       A $108 $153  $197  $315  $28  $ 86  $147  $315
                            ---------------------------------------------------
                                B $110 $160  $209  $339  $30  $ 93  $159  $339
-------------------------------------------------------------------------------
  Transamerica VIF Small
   Company                      A $111 $163  $214  $349  $31  $ 96  $164  $349
                            ---------------------------------------------------
                                B $114 $170  $225  $372  $34  $103  $176  $372
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                       A $108 $153  $196  $313  $28  $ 85  $146  $313
                            ---------------------------------------------------
   Service Class 2              B $110 $160  $208  $337  $30  $ 93  $158  $337
-------------------------------------------------------------------------------
  Fidelity -- VIP Growth        A $108 $155  $200  $321  $28  $ 87  $150  $321
                            ---------------------------------------------------
   Service Class 2              B $111 $162  $212  $345  $31  $ 95  $162  $345
-------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)                A $108 $155  $200  $322  $28  $ 88  $150  $322
                            ---------------------------------------------------
   Service Class 2              B $111 $162  $212  $346  $31  $ 95  $163  $346
-------------------------------------------------------------------------------
  Fidelity--VIP III Growth      A $109 $156  $202  $325  $29  $ 89  $152  $325
                            ---------------------------------------------------
   Opportunities--Service
    Class 2                     B $111 $163  $214  $349  $31  $ 96  $164  $349
-------------------------------------------------------------------------------
  Fidelity--VIP III Mid Cap     A $109 $157  $204  $329  $29  $ 90  $154  $329
                            ---------------------------------------------------
   Service Class 2              B $112 $164  $216  $352  $32  $ 97  $166  $352

The following information hereby supplements "Section 10. ADDITIONAL FEATURES" contained in the prospectus.

Managed Annuity Program

The optional "managed annuity program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a managed annuity program payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The managed annuity program rider will not be issued if you are 91 years old or older (earlier, if required by state law).

You can annuitize under the managed annuity program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:
 .  the minimum income base on the rider date; plus
 .  any subsequent premium payments; minus
 .  any subsequent surrenders;
 .  each of which is accumulated at the annual growth rate from the date of each transaction; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the managed annuity program payment options and may not be used with any other annuity payment options. The managed annuity program payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
 .  The annuitant dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

IF:
 .  You annuitize using the managed annuity program before the 10th rider anniversary;
THEN:
 .  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the managed annuity program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 (earlier if required by state law) when you elect the rider or upgrade your minimum income base, you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

                                  Age Adjustment:
              Number of Years     Number of Years
                 Since the      Subtracted from Your
                 Rider Date             Age
                     -------------------------------
                    0-1                  10
                     -------------------------------
                    1-2                   9
                     -------------------------------
                    2-3                   8
                     -------------------------------
                    3-4                   7
                     -------------------------------
                    4-5                   6
                     -------------------------------
                    5-6                   5
                     -------------------------------
                    6-7                   4
                     -------------------------------
                    7-8                   3
                     -------------------------------
                    8-9                   2
                     -------------------------------
                   9-10                   1
                     -------------------------------
                    >10                   0

The minimum income base is used solely to calculate the managed annuity program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the managed annuity program should be regarded as a safety net. The costs of annuitizing under the managed annuity program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the initial payment guarantee option (see prospectus for details) also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0 % AIR) that provide for higher payment levels for a given policy value than the managed annuity program. You should carefully consider these factors, since electing annuity payments under the managed annuity program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .  the new fees, thresholds and factors may be higher (or lower) than before;
   and
 .  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base on the applicable policy anniversary.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize using the managed annuity program within the 30 days after a policy anniversary after the managed annuity program is elected. You cannot, however, annuitize using the managed annuity program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the managed annuity program on page one of the rider.

NOTE CAREFULLY:
 .  If you annuitize at any time other than indicated above, you cannot use the managed annuity program.
 . If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the managed annuity program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the managed annuity program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Rider Fee. A rider fee, currently 0.35% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the managed annuity program rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The managed annuity program will terminate upon the earliest of the following:
 . the date we receive written notice from you requesting termination of the managed annuity program (you may not terminate the rider before the first rider anniversary);
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the managed annuity program);
 .  upgrade of the minimum income base (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The managed annuity program may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the managed annuity program differ from the above description. New Jersey residents should see the separate supplement describing the managed annuity program for New Jersey.

                   TRANSAMERICA LANDMARK ML VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated January 1, 2002
                                     To The
             Statement of Additional Information Dated May 1, 2001

An optional managed annuity program rider has been added to the policy for the Transamerica Landmark ML Variable Annuity. Additional rights and benefits under the managed annuity program rider are summarized below; however, the description of the managed annuity program contained in this statement of additional information supplement is qualified in its entirety by reference to the policy rider for the managed annuity program, a copy of which is available upon request from Transamerica Life Insurance Company ("Transamerica").

All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

--------------------------------------------------------------------------------

                MANAGED ANNUITY PROGRAM--ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "managed annuity program" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:

 .  there were no subsequent premium payments or withdrawals;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the managed annuity program;
 . the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 . the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the managed annuity program rider); and
 .  there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

    This Statement of Additional Information Supplement must be accompanied by the Statement of Additional Information for the Transamerica Landmark ML Variable Annuity dated May 1, 2001

Life Only = Life Annuity with No Period Certain
                                    Life 10 = Life Annuity with 10 Years Certain

  Rider Anniversary at
     Exercise Date             Male             Female       Joint & Survivor
------------------------------------------------------------------------------
                         Life Only Life 10 Life Only Life 10 Life Only Life 10
------------------------------------------------------------------------------
      10 (age 70)         $1,112   $1,049   $1,035   $  999   $  876   $  872
------------------------------------------------------------------------------
           15             $1,788   $1,606   $1,663   $1,546   $1,366   $1,349
------------------------------------------------------------------------------
      20 (age 80)         $2,960   $2,441   $2,777   $2,393   $2,200   $2,117

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum income base as follows: Each policy year, withdrawals up to the limit of a maximum annual amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Withdrawals over this amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The maximum annual amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of withdrawals on the minimum income base are as follows:


                                   EXAMPLE 1
--------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------

  . minimum income base on last policy anniversary:     $10,000
--------------------------------------------------------------------------------
  . minimum income base at time of withdrawal:          $10,500
--------------------------------------------------------------------------------
  . policy value at time of withdrawal:                 $15,000
--------------------------------------------------------------------------------
  . gross withdrawal amount:                            $500
--------------------------------------------------------------------------------
  . prior withdrawal in current policy year:            None
--------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------
  . maximum annual amount:                              $10,000 x 6% = $600
--------------------------------------------------------------------------------
  . policy value after withdrawal:                      $15,000 - $500 = $14,500
--------------------------------------------------------------------------------
  . minimum income base after withdrawal:               $10,500 - $500 = $10,000

                                   EXAMPLE 2
--------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------

  . minimum income base on last policy anniversary:     $10,000
---------------------------------------------------------------------------
  . minimum income base at time of withdrawal:          $10,500
---------------------------------------------------------------------------
  . policy value at time of withdrawal:                 $15,000
---------------------------------------------------------------------------
  . gross withdrawal amount:                            $1,500
---------------------------------------------------------------------------
  . prior withdrawal in current policy year:            $1,000
---------------------------------------------------------------------------
                                Calculations
---------------------------------------------------------------------------
  . maximum annual remaining amount:                    $0.0
---------------------------------------------------------------------------
     (since prior withdrawals have exceeded the current year free amount of
      $600 [$10,000 x 6% = $600])
---------------------------------------------------------------------------
                                                        $15,000 - $1,500 =
  . policy value after withdrawal:                      $13,500
---------------------------------------------------------------------------
     (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
---------------------------------------------------------------------------
                                                        $10,500 - (10% x
  . minimum income base after withdrawal:               $10,500) = $9,450

                                   EXAMPLE 3
--------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------

  .minimum income base on last policy anniversary:      $10,000
--------------------------------------------------------------------------------
  .minimum income base at time of withdrawal:           $10,500
--------------------------------------------------------------------------------
  .policy value at time of withdrawal:                  $7,500
--------------------------------------------------------------------------------
  .gross withdrawal amount:                             $1,500
--------------------------------------------------------------------------------
  .prior withdrawal in current policy year:             $1,000
--------------------------------------------------------------------------------
                                   Calculations
--------------------------------------------------------------------------------
  .maximum annual amount:                               $0.0
--------------------------------------------------------------------------------
     (prior withdrawals have exceeded the current year free amount of $600
      [$10,000 x 6% = $600])
--------------------------------------------------------------------------------
  .policy value after withdrawal:                       $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------
     (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
--------------------------------------------------------------------------------
                                                        $10,500 - (20% x
  .minimum income base after withdrawal:                $10,500) = $8,400

The amount of the first payment provided by the managed annuity program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the managed annuity program rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, number of years since the rider date, and the managed annuity program payment option selected and is based on a assumed investment return of 3% and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the managed annuity program rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the managed annuity program will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

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